Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

7.	Goodwill and Intangible Assets
The changes in the carrying value of goodwill for the nine months ended September 30, 2017 were as follows:

	Goodwill	Accumulated Impairment Losses	Total
Balance as of December 31, 2016	$58,397	$(37,332)	$21,065
Additions	143,642	—	143,642
Purchase accounting adjustments	(1,865)	—	(1,865)
Foreign currency fluctuations	19,632	(3,426)	16,206
Balance as of September 30, 2017	$219,806	$(40,758)	$179,048

The balances of acquired intangible assets, excluding goodwill, as of September 30, 2017 and December 31, 2016, were as follows:

	Customer Lists	Trade Names	Technology	Total
Balance as of September 30, 2017
Original cost	$147,582	$31,515	$14,425	$193,522
Accumulated amortization	(13,492)	(1,631)	(2,647)	(17,770)
Carrying value	$134,090	$29,884	$11,778	$175,752
Weighted average original life (in years)	15	10	11

Balance as of December 31, 2016
Original cost	$8,016	$2,000	$5,136	$15,152
Accumulated amortization	(5,948)	—	(2,744)	(8,692)
Carrying value	$2,068	$2,000	$2,392	$6,460
Weighted average original life (in years)	15	15	13

The additions to goodwill during the first nine months of 2017 were based on the preliminary purchase price allocation of our acquisition of the IPC Group, as described further in Note 5.
As part of our acquisition of the IPC Group, we acquired customer lists, trade names and technology for a preliminary fair value measurement of $159,445. Further details regarding the preliminary purchase price allocation of our acquisition of the IPC Group are described further in Note 5.
As part of the formation of the i-team North America B.V. joint venture, we purchased the distribution rights to sell the i-mop in North America for $2,500. The distribution rights were recorded in intangible assets, net as a customer list on the Condensed Consolidated Balance Sheets as of September 30, 2017. The i-mop distribution rights have a useful life of five years. Further details regarding the joint venture are discussed in Note 3.
Amortization expense on intangible assets for the three and nine months ended September 30, 2017 was $7,650 and $11,430, respectively. Amortization expense on intangible assets for the three and nine months ended September 30, 2016 was $99 and $323, respectively.
Estimated aggregate amortization expense based on the current carrying value of amortizable intangible assets for each of the five succeeding years and thereafter is as follows:

Remaining 2017	$5,635
2018	22,042
2019	21,398
2020	19,928
2021	18,315
Thereafter	88,434
Total	$175,752

Goodwill and Intangible Assets
For purposes of performing our goodwill impairment analysis, we have identified our reporting units as North America, Latin America, Coatings, EMEA and APAC. As of December 31, 2016, 2015 and 2014, we performed an analysis of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Based on our analysis of qualitative factors, we determined that it was not necessary to perform the two-step goodwill impairment test for any of our reporting units.
The changes in the carrying amount of Goodwill are as follows:

	Goodwill	Accumulated Impairment Losses	Total
Balance as of December 31, 2014	$64,858	$(46,503)	$18,355
Foreign currency fluctuations	(4,411)	2,859	(1,552)
Balance as of December 31, 2015	$60,447	$(43,644)	$16,803
Additions	3,787	—	3,787
Foreign currency fluctuations	(5,837)	6,312	475
Balance as of December 31, 2016	$58,397	$(37,332)	$21,065

The balances of acquired Intangible Assets, excluding Goodwill, as of December 31, are as follows:

	Customer Lists	Trade Name	Technology	Total
Balance as of December 31, 2016
Original cost	$8,016	$2,000	$5,136	$15,152
Accumulated amortization	(5,948)	—	(2,744)	(8,692)
Carrying amount	$2,068	$2,000	$2,392	$6,460
Weighted-average original life (in years)	15	15	13

Balance as of December 31, 2015
Original cost	$19,781	$3,859	$6,596	$30,236
Accumulated amortization	(19,232)	(3,859)	(3,950)	(27,041)
Carrying amount	$549	$—	$2,646	$3,195
Weighted-average original life (in years)	15	14	13

The additions to Goodwill during 2016 were based on the preliminary purchase price allocation of our acquisitions of the Florock brand and the assets of Dofesa Barrido Mecanizado, as described further in Note 3.
We recorded an impairment loss on the Green Machines customer lists, trade name and technology intangible assets during the third quarter of 2015, totaling $10,577, due to our strategic decision to hold the assets of the Green Machines product line for sale. The impairment was included within Impairment of Long-Lived Assets in the 2015 Consolidated Statements of Earnings. Therefore, the accumulated amortization balances for the year ended December 31, 2015 included these fully impaired customer lists, trade name and technology intangible assets that were impaired as part this sale. Further details regarding the sale of our Green Machines outdoor city cleaning line are discussed in Note 6.
Amortization expense on Intangible Assets was $409, $1,481 and $2,369 for the years ended December 31, 2016, 2015 and 2014, respectively.
Estimated aggregate amortization expense based on the current carrying amount of amortizable Intangible Assets for each of the five succeeding years is as follows:

2017	$558
2018	553
2019	553
2020	553
2021	553
Thereafter	3,690
Total	$6,460